Short-term Debt (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Short term debt description		Interest on our Wells Fargo line is calculated in two ways, the average daily balance is prime +5%, with a minimum prime at 5.5%, there is also a monthly flat charge of 0.2%, which, is 2.4% annualized. After the 150-day due in full period, the average daily balance rate goes up to prime +8.5% with no monthly flat charge. On December 31, 2024 and 2023, the interest rate on the line of credit was 11.13% and 11.6%.
Interest rate		11.75%	16.80%
Twin Vee Powercarsco [Member]
Line of Credit Facility [Line Items]
Interest rate	12.60%	11.80%
Wells Fargo And Yamaha Motor Finance [Member]
Line of Credit Facility [Line Items]
Line of credit		$ 1,250,000	$ 1,000,000
Wells Fargo And Yamaha Motor Finance [Member] | Twin Vee Powercarsco [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 1,250,000	1,000,000
Wells Fargo [Member]
Line of Credit Facility [Line Items]
Line of credit		130,690	231,736
Wells Fargo [Member] | Twin Vee Powercarsco [Member]
Line of Credit Facility [Line Items]
Line of credit	77,968	130,690
Yamaha Motor Finance [Member]
Line of Credit Facility [Line Items]
Line of credit		255,649	$ 210,674
Yamaha Motor Finance [Member] | Twin Vee Powercarsco [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 153,745	$ 255,649